INVENTORIES - Schedule of changes in the adjustment to net realisable value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Line Items]
Balance at 1 January	€ 14,467
Balance at 31 December	17,229	€ 14,467
Adjustment for net realisable value
Inventories [Line Items]
Balance at 1 January	(830)	(927)
Addition to impairment	(1,269)	(1,010)
Release of impairment	1,043	328
Usage of impairment	530	779
Balance at 31 December	€ (526)	€ (830)